UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2017

Investment Adviser: PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 50.3%
	Shares	Value

Bermuda — 0.0%
Aspen Insurance Holdings	747	$39,105

Canada — 0.3%
Bank of Montreal	4,201	297,475
Barrick Gold	3,427	57,290
Enerflex	3,500	49,332
New Flyer Industries	600	22,351

		426,448

France — 0.1%
Atos	15	1,966
Christian Dior	539	147,928
Credit Agricole	2,332	34,674

		184,568

Germany — 0.2%
Allianz	1,291	245,819
Bayer	23	2,846

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Germany — continued
Fresenius & KGaA	1,002	$81,217

		329,882

Hong Kong — 0.4%
Agricultural Bank of China	8,000	3,692
China Life Insurance	94,000	87,548
China Petroleum & Chemical	192,000	155,509
China Telecom	454,000	221,795
Chongqing Rural Commercial Bank	20,000	13,756
CSPC Pharmaceutical Group	20,000	27,769

		510,069

Indonesia — 5.3%
Adaro Energy	956,600	127,389
AKR Corporindo	117,900	59,927
Astra International	1,345,000	903,125
Bank Central Asia	819,100	1,090,780
Bank Mandiri Persero	620,400	544,578
Bank Negara Indonesia Persero	495,700	237,084
Bank Rakyat Indonesia Persero	737,700	713,957
Bumi Serpong Damai	511,600	68,705
Global Mediacom	471,700	18,933
Gudang Garam	31,900	158,914
Hanjaya Mandala Sampoerna	618,400	177,229
Indocement Tunggal Prakarsa	97,600	124,114
Indofood CBP Sukses Makmur	155,000	102,043
Indofood Sukses Makmur	291,700	183,283
Jasa Marga Persero	135,300	47,100
Kalbe Farma	1,402,100	166,729
Lippo Karawaci	1,227,000	72,723
Matahari Department Store	155,100	169,890
Media Nusantara Citra	332,000	45,457
Perusahaan Gas Negara Persero *	725,000	132,174
Semen Indonesia Persero	197,100	130,498
Summarecon Agung	671,000	68,464
Surya Citra Media	388,600	83,382
Telekomunikasi Indonesia Persero	3,349,700	1,098,221
Tower Bersama Infrastructure	159,300	69,916
Unilever Indonesia	101,400	338,533
United Tractors	111,500	225,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Indonesia — continued
Waskita Karya Persero	315,600	$56,590
XL Axiata *	248,200	59,774

		7,274,536

Italy — 0.2%
Enel	48,473	230,427

Japan — 12.9%
Ai Holdings	8,300	204,159
Ajinomoto	12,100	235,433
Alps Electric	6,200	182,148
Asahi Group Holdings	6,200	233,873
Bandai Namco Holdings	7,000	219,466
Capcom	12,400	267,411
Casio Computer	9,000	126,836
Central Japan Railway	1,300	217,901
Chubu Electric Power	8,200	110,155
CYBERDYNE *	6,300	89,011
Daicel	14,000	160,628
Dai-ichi Life Holdings	10,400	176,886
Daikin Industries	2,700	262,189
Daikyo	78,000	162,332
DeNA	400	8,565
Disco	1,600	252,900
Ferrotec	4,000	47,544
Fuji Electric	64,000	350,787
Fujitsu	23,000	143,354
GMO internet	11,800	140,044
HIS	5,600	133,526
IDOM	13,400	70,321
Iida Group Holdings	7,600	120,946
Isuzu Motors	33,800	458,449
ITOCHU	9,900	139,963
JFE Holdings	17,500	298,352
Kao	5,000	275,757
Keyence	600	241,130
Koito Manufacturing	6,100	314,645
Komatsu	8,900	237,280
Kubota	10,300	161,973
Megachips	6,700	176,523
Minebea	25,000	361,291

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
MISUMI Group	8,800	$166,645
Mitsubishi UFJ Financial Group	65,500	416,709
Mitsui	16,000	225,773
Mitsui Fudosan	11,000	241,709
Morinaga	2,700	127,643
Morinaga Milk Industry	15,000	118,412
MS&AD Insurance Group Holdings	13,000	423,557
Nichias	19,000	193,963
Nichirei	6,500	161,808
Nidec	2,800	256,703
Nippon Telegraph & Telephone	5,000	213,904
Nissha Printing	2,700	67,140
Nitori Holdings	2,900	377,474
NTT DOCOMO	8,900	214,606
NTT Urban Development	15,000	135,232
Obara Group	1,500	68,491
Otsuka	2,800	149,953
Penta-Ocean Construction	28,000	141,664
PeptiDream *	2,600	155,569
Pola Orbis Holdings	13,600	313,297
Recruit Holdings	6,300	318,179
SCSK	8,900	358,076
Seikagaku	5,600	89,319
Sekisui Chemical	17,700	296,918
Seven & i Holdings	4,500	190,132
Shimadzu	16,500	279,748
Shin-Etsu Chemical	4,000	347,486
Shionogi	8,500	437,143
SMS	6,900	183,649
SoftBank Group	5,400	408,942
Sony	8,700	293,369
Subaru	6,400	241,819
Sumitomo Metal Mining	14,000	189,827
Sumitomo Mitsui Financial Group	7,900	292,259
Sundrug	10,000	350,752
Suzuki Motor	7,700	321,331
Taisei	14,000	106,750
Tokio Marine Holdings	6,200	260,959
Tokyo Tatemono	9,700	132,350
Tomy	24,400	242,961
Topcon	16,600	292,910

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

Japan — continued
Toray Industries	29,000	$256,532
Toyobo	62,000	109,567
Toyota Motor	7,100	384,378
W-Scope	5,000	67,325
Yaskawa Electric	11,200	213,903
Yokogawa Electric	11,100	171,367
Zenkoku Hosho	5,800	209,679

		17,799,660

Malaysia — 0.1%
Berjaya Sports Toto	265,100	171,604

Mexico — 0.1%
Alfa, Cl A	63,500	87,060

South Africa — 0.2%
Barclays Africa Group	4,166	45,826
Capitec Bank Holdings	2,633	150,240
FirstRand	9,192	34,288

		230,354

South Korea — 0.0%
Korea Electric Power	886	35,311

Spain — 0.1%
Amadeus IT Group, Cl A	2,010	108,380

Sweden — 0.1%
Nordea Bank	15,303	188,322

Switzerland — 0.1%
Lonza Group	237	48,472
Swiss Re	276	24,022

		72,494

Taiwan — 0.1%
Advanced Semiconductor Engineering	15,000	18,867
AU Optronics	23,000	9,605
Chicony Electronics	7,000	18,468
Chunghwa Telecom	4,000	13,523
Hon Hai Precision Industry	31,000	101,515

		161,978

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United Kingdom — 0.1%
Carnival	550	$33,951
Direct Line Insurance Group	8,730	39,485
Hikma Pharmaceuticals	37	928

		74,364

United States — 30.0%
Consumer Discretionary — 2.6%
Abercrombie & Fitch, Cl A	2,676	32,085
American Axle & Manufacturing Holdings *	1,849	32,524
American Public Education *	872	19,271
Asbury Automotive Group *	522	31,946
Ascena Retail Group *	6,696	26,181
Barnes & Noble	2,391	20,443
Barnes & Noble Education *	2,221	23,121
Belmond, Cl A *	2,733	33,889
Best Buy	7,991	414,013
Big 5 Sporting Goods	929	14,307
Bob Evans Farms	960	64,070
Buckle	1,248	23,338
Burlington Stores *	300	29,676
Caleres	1,878	54,124
Capella Education	495	47,175
Career Education *	2,896	29,394
Carnival	1,648	101,797
Cato, Cl A	1,163	26,237
Children’s Place	736	84,493
Cooper-Standard Holdings *	447	50,542
Core-Mark Holding	992	34,740
Crocs *	3,441	21,437
DineEquity	459	25,952
Ethan Allen Interiors	1,207	35,969
EW Scripps, Cl A *	1,528	34,044
Express *	3,240	27,961
Fiesta Restaurant Group *	761	18,530
Finish Line, Cl A	1,772	28,015
Five Below *	1,289	63,316
Fred’s, Cl A	2,028	29,852
FTD *	1,014	20,280
Gannett	4,630	38,707
Genesco *	844	44,985
G-III Apparel Group *	634	15,026

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Group 1 Automotive	769	$53,023
Guess?	2,496	27,855
Haverty Furniture	1,200	29,580
Hibbett Sports *	1,025	26,650
Home Depot	201	31,376
Iconix Brand Group *	2,751	19,257
ILG	4,373	105,432
iRobot *	670	53,425
La-Z-Boy, Cl Z	1,156	32,252
Lear	561	80,032
Lowe’s	290	24,615
Lumber Liquidators Holdings *	1,265	31,056
Macy’s	815	23,814
Marriott Vacations Worldwide	955	105,222
Movado Group	918	21,481
Ollie’s Bargain Outlet Holdings *	1,217	46,612
Omnicom Group	4,707	386,538
Priceline Group *	29	53,558
PVH	700	70,721
Red Robin Gourmet Burgers *	442	25,968
Regis *	1,977	21,569
Rent-A-Center, Cl A	2,330	24,908
Ross Stores	2,007	130,455
Scholastic	1,198	51,790
Scientific Games, Cl A *	1,246	29,593
Sonic Automotive, Cl A	1,226	24,030
Standard Motor Products	979	49,763
Staples	666	6,507
Steven Madden *	1,209	46,002
Strayer Education	495	42,921
Superior Industries International	1,298	28,232
Tailored Brands	2,033	25,067
Target	377	21,055
TJX	591	46,476
TopBuild *	772	39,519
Unifi *	849	23,831
Universal Electronics *	383	26,542
Vitamin Shoppe *	1,180	22,774
Wolverine World Wide	3,899	94,006
Yum! Brands	141	9,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Consumer Discretionary — continued
Zumiez *	941	$16,891

		3,627,109

Consumer Staples — 1.4%
Andersons	1,141	42,616
Archer-Daniels-Midland	2,839	129,884
Central Garden & Pet *	1,764	66,679
Clorox	493	65,909
Conagra Brands	365	14,155
CVS Health	981	80,874
Darling Ingredients *	6,396	96,771
General Mills	4,677	268,975
Inter Parfums	800	30,360
Kimberly-Clark	634	82,262
Philip Morris International	287	31,811
Procter & Gamble	3,852	336,395
Sanderson Farms	780	90,308
SpartanNash	1,632	60,058
SUPERVALU *	5,377	22,046
Universal	966	70,953
Wal-Mart Stores	5,193	390,409

		1,880,465

Energy — 0.9%
Archrock	2,720	32,096
Atwood Oceanics *	2,415	18,909
Baker Hughes	1,624	96,417
Bill Barrett *	2,653	10,188
Bristow Group	1,410	18,852
Carrizo Oil & Gas *	950	23,893
Chevron	598	63,807
Cloud Peak Energy *	2,677	9,021
CONSOL Energy *	5,086	77,205
EOG Resources	193	17,853
Exterran *	1,417	38,783
ExxonMobil	1,994	162,810
Green Plains	1,432	32,936
Helix Energy Solutions Group *	4,336	26,536
Marathon Petroleum	1,895	96,531

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Energy — continued
Newpark Resources *	3,780	$28,917
Noble Energy	1,253	40,509
ONEOK	1,432	75,338
PDC Energy *	592	32,696
Pioneer Energy Services *	3,191	9,733
REX American Resources *	269	25,469
SEACOR Holdings *	689	45,240
Tesco *	2,782	18,222
Tesoro	992	79,072
Unit *	1,986	42,679
US Silica Holdings	1,014	42,081
Valero Energy	2,047	132,257

		1,298,050

Financials — 14.1%
Aflac	1,356	101,536
Allstate	1,234	100,312
American Equity Investment Life Holding	3,654	86,673
Ameriprise Financial	674	86,171
Ameris Bancorp	419	19,735
Aon	441	52,849
Arch Capital Group *	689	66,812
Associated Banc-Corp	2,210	55,029
Astoria Financial	4,959	101,114
Banc of California	565	12,261
BancorpSouth	950	28,928
Bank Mutual	452	4,158
Bank of America	77,119	1,799,956
Bank of Hawaii	585	47,666
Bank of New York Mellon	11,427	537,755
Bank of the Ozarks	1,041	49,416
Banner	295	16,284
BB&T	9,006	388,879
Berkshire Hathaway, Cl B *	871	143,898
BofI Holding *	680	16,245
Boston Private Financial Holdings	6,023	93,959
Brookline Bancorp	804	11,698
Capstead Mortgage ‡	5,260	58,596
Cathay General Bancorp	849	32,304

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Central Pacific Financial	346	$10,823
Chemical Financial	820	38,909
Chubb	414	56,822
Cincinnati Financial	1,191	85,859
Citigroup	27,150	1,605,107
Citizens Financial Group	5,608	205,870
City Holding	175	12,441
Columbia Banking System	665	26,274
Comerica	3,287	232,391
Commerce Bancshares	979	53,796
Community Bank System	1,572	87,953
Cullen	1,831	172,828
Customers Bancorp *	2,101	64,984
CVB Financial	1,166	25,116
Dime Community Bancshares	344	6,691
Discover Financial Services	1,389	86,938
Donnelley Financial Solutions *	1,141	25,353
E*TRADE Financial *	2,316	80,018
East West Bancorp	4,073	221,042
Eaton Vance	850	36,491
Encore Capital Group *	1,059	35,318
EZCORP, Cl A *	2,134	19,313
Fidelity Southern	242	5,450
Fifth Third Bancorp	8,391	204,992
First BanCorp *	7,170	42,160
First Commonwealth Financial	1,016	13,117
First Financial Bancorp	3,854	106,563
First Financial Bankshares	761	30,402
First Hawaiian	2,569	76,479
First Horizon National	2,624	48,150
First Midwest Bancorp	920	20,893
FirstCash	1,912	99,327
FNB	3,648	51,948
Fulton Financial	1,975	36,439
Glacier Bancorp	869	29,355
Goldman Sachs Group	4,098	917,131
Great Western Bancorp	1,853	76,344
Green Dot, Cl A *	1,880	64,465
Greenhill	910	23,023
Hancock Holding	951	44,412

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Hanmi Financial	375	$10,894
Home BancShares	1,470	37,412
HomeStreet *	288	7,488
Hope Bancorp	1,440	26,366
Horace Mann Educators	1,687	65,203
Huntington Bancshares	12,194	156,815
Independent Bank	310	19,623
Infinity Property & Casualty	652	64,711
Interactive Brokers Group, Cl A	999	34,795
International Bancshares	656	24,534
International. FCStone *	799	29,843
JPMorgan Chase	19,307	1,679,708
KeyCorp	12,151	221,634
LegacyTexas Financial Group	480	18,149
LendingTree *	84	11,836
M&T Bank	1,716	266,684
Maiden Holdings	2,054	25,367
MB Financial	812	34,518
Morgan Stanley	16,165	701,076
National Bank Holdings, Cl A	302	9,534
Navigators Group	1,011	54,645
NBT Bancorp	483	18,441
New York Community Bancorp	5,504	73,148
Northern Trust	2,380	214,200
Northfield Bancorp	510	9,374
Northwest Bancshares	5,638	90,997
OFG Bancorp	2,903	33,965
Old National Bancorp	7,617	127,966
Opus Bank	212	4,781
Oritani Financial	433	7,339
PacWest Bancorp	1,353	66,825
People’s United Financial	3,867	67,556
Pinnacle Financial Partners	545	34,880
Piper Jaffray	639	40,001
PNC Financial Services Group	5,417	648,686
Popular	3,000	125,730
PRA Group *	715	23,023
Principal Financial Group	1,067	69,494
PrivateBancorp	880	50,838
ProAssurance	883	54,658

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Financials — continued
Progressive	1,239	$49,213
Prosperity Bancshares	790	53,088
Provident Financial Services	3,568	91,662
Regions Financial	13,358	183,673
S&T Bancorp	396	14,240
Safety Insurance Group	736	53,286
Selective Insurance Group	1,140	60,192
ServisFirst Bancshares	509	19,240
Signature Bank NY *	612	84,731
Simmons First National, Cl A	341	18,636
Southside Bancshares	1,835	63,711
State Street	3,985	334,342
Sterling Bancorp	3,706	86,165
Stewart Information Services	1,045	49,575
SunTrust Banks	5,435	308,762
SVB Financial Group *	599	105,388
Sychrony Financial	3,006	83,567
Synovus Financial	1,364	57,015
TCF Financial	1,950	32,195
TD Ameritrade Holding	517	19,786
Texas Capital Bancshares *	1,420	108,062
Tompkins Financial	139	11,491
TrustCo Bank NY	8,184	65,063
Trustmark	762	25,314
UMB Financial	2,322	168,322
Umpqua Holdings	2,495	44,087
United Bankshares	2,728	108,846
United Community Banks	819	22,400
US Bancorp	17,612	903,143
Valley National Bancorp	2,960	34,810
Walker & Dunlop *	307	13,769
Washington Federal	998	33,633
Webster Financial	1,038	52,741
Wells Fargo	28,304	1,523,886
Westamerica Bancorporation	1,349	74,222
Western Alliance Bancorp *	389	18,633
Wintrust Financial	2,747	194,652
Zions Bancorporation	2,270	90,868

		19,518,367

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Health Care — 1.4%
Abaxis	612	$27,558
Aetna	550	74,289
AMAG Pharmaceuticals *	670	16,348
Amedisys *	605	32,791
Analogic	364	26,153
AngioDynamics *	1,693	26,275
Baxter International	1,782	99,222
Cigna	638	99,764
Community Health Systems *	4,783	41,182
CONMED	487	23,941
Enanta Pharmaceuticals *	780	24,765
Express Scripts Holding *	37	2,270
Haemonetics *	1,276	53,439
HCA Holdings *	45	3,789
HealthEquity *	772	35,141
HMS Holdings *	3,458	70,785
ICU Medical *	211	32,452
IDEXX Laboratories *	45	7,548
Innoviva *	2,134	25,149
Intuitive Surgical *	103	86,095
Invacare	1,893	27,827
Johnson & Johnson	1,199	148,041
Kindred Healthcare	3,420	32,832
Magellan Health *	1,039	71,483
McKesson	67	9,265
Medicines *	1,204	59,381
Medtronic	24	1,994
Merck	2,214	137,999
Pfizer	1,648	55,900
PharMerica *	1,375	32,450
Select Medical Holdings *	4,233	58,204
Spectrum Pharmaceuticals *	3,169	24,116
Tivity Health *	1,415	47,544
UnitedHealth Group	365	63,831
WellCare Health Plans *	2,656	407,457

		1,987,280

Industrials — 3.1%
AAR	1,308	47,075
ABM Industries	2,153	92,988

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Actuant, Cl A	2,480	$67,704
AECOM *	167	5,713
Aegion, Cl A *	1,894	43,221
Aerovironment *	1,115	31,856
Albany International, Cl A	685	33,394
Allison Transmission Holdings	3,800	146,983
American Airlines Group	2,176	92,741
Applied Industrial Technologies	1,523	97,472
ArcBest	1,187	31,396
Astec Industries	786	49,793
Atlas Air Worldwide Holdings *	966	56,028
Avis Budget Group *	1,910	58,255
Barnes Group	991	54,475
Boeing	747	138,067
Brady, Cl A	980	38,171
Briggs & Stratton	2,017	50,405
Brink’s	1,739	106,774
Caterpillar	1,234	126,189
Chart Industries *	1,304	47,609
CIRCOR International	743	49,566
Cubic	1,101	57,142
Cummins	639	96,451
DXP Enterprises *	679	24,770
Echo Global Logistics *	1,507	28,256
Emerson Electric	1,717	103,501
Encore Wire	1,011	44,686
Engility Holdings *	740	20,979
EnPro Industries	901	63,656
Essendant	1,647	27,505
Franklin Electric	966	39,703
General Cable	2,094	37,692
General Electric	2,712	78,621
Gibraltar Industries *	743	29,163
Greenbrier	1,086	47,187
Harsco *	3,393	44,279
HD Supply Holdings *	4,600	185,380
Honeywell International	133	17,442
Hub Group, Cl A *	1,426	55,828
Insperity	346	31,607
Kaman	1,316	63,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Industrials — continued
Kelly Services, Cl A	1,417	$31,627
Knight Transportation	1,348	46,236
Lindsay	513	44,559
LSC Communications	1,105	28,586
Marten Transport	1,402	34,770
Mercury Systems *	689	25,755
Mobile Mini	884	25,371
Moog, Cl A *	1,286	88,284
Mueller Industries	2,300	73,692
MYR Group *	1,086	45,894
Navigant Consulting *	1,084	25,983
Northrop Grumman	328	80,675
Orion Group Holdings *	1,954	14,753
Raven Industries	1,215	37,665
Roadrunner Transportation Systems *	1,883	12,654
RR Donnelley & Sons	2,805	35,259
Saia *	1,084	52,195
SkyWest	2,003	74,512
SPX *	1,751	42,129
SPX FLOW *	1,709	61,763
Team *	838	22,542
Tennant	485	35,526
Tetra Tech	2,185	96,031
Titan International	1,954	20,927
Toro	6,200	402,503
UniFirst	599	83,381
United Rentals *	125	13,708
Viad	1,004	45,381
WageWorks *	910	67,159
Watts Water Technologies, Cl A	743	46,215

		4,278,639

Information Technology — 2.9%
Accenture, Cl A	62	7,521
Adobe Systems *	605	80,913
ADTRAN	2,315	46,300
Advanced Energy Industries *	627	46,273
Alphabet, Cl A *	17	15,717
Alphabet, Cl C *	96	86,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
Anixter International *	1,105	$90,113
Apple	653	93,803
Bel Fuse, Cl B	793	19,191
Benchmark Electronics *	2,121	67,236
Blucora *	1,699	31,347
Bottomline Technologies *	991	23,090
Brooks Automation	3,097	78,230
Cabot Microelectronics	1,011	79,212
CACI International, Cl A *	979	115,521
Cardtronics *	599	24,906
Cisco Systems	1,203	40,986
Citrix Systems *	839	67,909
Coherent *	437	94,217
Corning	6,535	188,534
CTS	1,769	39,095
Daktronics	2,188	20,698
Diodes *	1,843	43,108
Electronics For Imaging *	681	31,176
F5 Networks *	829	107,048
Facebook, Cl A *	1,384	207,945
FARO Technologies *	838	30,713
Fiserv *	254	30,262
Harmonic *	4,017	23,299
Harris	78	8,727
Hewlett Packard Enterprise	11,463	213,556
HP	11,874	223,469
Insight Enterprises *	1,465	61,677
Intel	864	31,234
Itron *	1,327	86,056
Kulicke & Soffa Industries *	3,104	69,281
Littelfuse	284	43,779
LivePerson *	2,134	15,045
Lumentum Holdings *	1,262	53,951
ManTech International, Cl A	1,248	44,304
MicroStrategy, Cl A *	207	39,365
MKS Instruments	1,042	81,537
MTS Systems	487	22,621
Nanometrics *	934	29,472
NETGEAR *	533	25,131
Oracle	110	4,946

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Information Technology — continued
Park Electrochemical	1,454	$25,183
Plexus *	1,412	73,410
Progress Software	1,109	32,959
Rogers *	745	76,690
Sanmina *	2,870	106,908
ScanSource *	1,154	45,583
Semtech *	1,709	58,362
Shutterstock *	437	18,892
Super Micro Computer *	914	22,302
Teradyne	3,300	116,391
Texas Instruments	1,029	81,476
TiVo	4,851	95,807
TTM Technologies *	3,432	57,417
Ultratech *	1,371	41,843
Veeco Instruments *	1,812	59,796
VeriSign *	591	52,552
Viavi Solutions *	9,553	95,530
VMware, Cl A *	432	40,660
Western Union	3,281	65,161

		4,052,407

Materials — 1.7%
A Schulman	1,250	39,563
AK Steel Holding *	5,892	37,355
Avery Dennison	913	75,971
Bemis	641	28,800
Boise Cascade *	1,657	50,539
Cabot	4,600	276,874
Calgon Carbon	2,415	35,138
Century Aluminum *	2,094	28,562
Chemours	6,897	277,880
Clearwater Paper *	733	35,624
Dow Chemical	2,073	130,184
Flotek Industries *	2,262	27,167
Freeport-McMoRan *	6,880	87,720
Hawkins	733	37,456
Haynes International	660	27,911
HB Fuller	1,968	103,969
Innophos Holdings	831	39,838

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares	Value

United States — continued
Materials — continued
KapStone Paper and Packaging	1,215	$25,624
Koppers Holdings *	901	38,247
Kraton *	1,245	40,724
LyondellBasell Industries, Cl A	714	60,519
Materion	1,016	38,659
Myers Industries	1,687	27,498
Nucor	1,368	83,899
PH Glatfelter	1,973	42,439
Quaker Chemical	302	43,669
Rayonier Advanced Materials	1,779	23,572
Schweitzer-Mauduit International	1,348	58,031
Steel Dynamics	9,700	350,559
Stepan	780	66,144
Stillwater Mining *	4,683	84,200
SunCoke Energy *	2,516	23,072
TimkenSteel *	1,769	26,677
Tredegar	1,478	25,348

		2,399,432

Real Estate — 0.7%
Brixmor Property Group ‡	3,793	74,912
Chesapeake Lodging Trust ‡	2,838	66,154
CoreCivic ‡	1,308	45,061
DDR ‡	1,502	16,237
DiamondRock Hospitality ‡	4,251	46,804
EastGroup Properties ‡	846	66,200
Franklin Street Properties ‡	5,365	65,077
GEO Group ‡	4,404	146,740
Government Properties Income Trust ‡	2,196	46,819
Hospitality Properties Trust ‡	2,437	77,570
Kite Realty Group Trust ‡	3,629	73,886
Lexington Realty Trust	9,011	91,642
Pennsylvania ‡	2,062	28,559
RE, Cl A	755	44,658
Sabra Health Care ‡	2,855	77,627
Urstadt Biddle Properties, Cl A ‡	1,828	35,938

		1,003,884

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued
	Shares/Face Amount(1)		Value

United States — continued
Telecommunication Services — 0.4%
AT&T		6,133	$243,051
CenturyLink		2,263	58,091
Consolidated Communications Holdings		1,355	32,073
Iridium Communications *		3,393	35,966
Lumos Networks *		1,677	30,035
Spok Holdings		1,398	25,094
Sprint *		9,977	90,092

			514,402

Utilities — 0.8%
AES		7,349	83,117
ALLETE		1,940	135,625
Avista		2,285	92,177
California Water Service Group		1,622	57,905
CenterPoint Energy		117	3,338
El Paso Electric		1,812	93,499
Entergy		1,141	87,013
FirstEnergy		2,800	83,832
National Fuel Gas		70	3,877
Northwest Natural Gas		1,235	73,606
NRG Energy		4,474	75,611
South Jersey Industries		3,188	119,614
Spire		1,818	124,623

			1,033,837

			41,593,872

TOTAL COMMON STOCK (Cost $65,102,582)			69,518,434

SOVEREIGN DEBT — 10.8%
Argentine Republic Government International Bond 7.500%, 04/22/2026		180,000	197,190
7.125%, 07/06/2036		1,000,000	1,012,000
6.875%, 04/22/2021		630,000	689,220
6.625%, 07/06/2028		750,000	767,250
Australia Government Bond 4.750%, 04/21/2027	AUD	73,000	65,004
4.250%, 04/21/2026	AUD	71,000	60,478

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)		Value

Austria Government Bond 3.150%, 06/20/2044 (A)	EUR	27,000	$41,259
Belgium Government Bond 4.250%, 03/28/2041 (A)	EUR	47,000	79,239
3.750%, 06/22/2045	EUR	29,000	46,295
Brazil Notas do Tesouro Nacional, Ser F 10.000%, 01/01/2019	BRL	4,200,000	1,335,898
10.000%, 01/01/2021	BRL	7,900,000	2,490,372
10.000%, 01/01/2025	BRL	2,650,000	822,805
Canadian Government Bond 5.750%, 06/01/2033	CAD	78,000	86,924
Denmark Government Bond 4.500%, 11/15/2039	DKK	673,000	166,684
French Government Bond OAT 4.500%, 04/25/2041	EUR	69,000	117,771
Indonesia Treasury Bond 8.375%, 03/15/2024	IDR	9,600,000,000	772,741
8.375%, 09/15/2026	IDR	5,000,000,000	407,758
8.250%, 07/15/2021	IDR	9,150,000,000	722,513
7.000%, 05/15/2022	IDR	1,500,000,000	113,887
Ireland Government Bond 5.400%, 03/13/2025	EUR	11,000	16,345
Italy Buoni Poliennali Del Tesoro 6.500%, 11/01/2027	EUR	21,000	31,802
5.000%, 09/01/2040	EUR	23,000	32,156
4.750%, 09/01/2044 (A)	EUR	19,000	25,904
Japan Government Five Year Bond 0.200%, 09/20/2018	JPY	10,600,000	95,618
0.100%, 12/20/2019	JPY	11,600,000	104,848
0.100%, 12/20/2020	JPY	11,000,000	99,664
0.100%, 03/20/2021	JPY	11,500,000	104,252
Japan Government Ten Year Bond 0.500%, 12/20/2024	JPY	3,500,000	32,787
0.300%, 12/20/2025	JPY	13,600,000	125,523
Japan Government Thirty Year Bond 2.500%, 09/20/2036	JPY	1,200,000	14,636
2.300%, 06/20/2035	JPY	4,000,000	47,247
2.300%, 12/20/2036	JPY	7,100,000	84,366
Japan Government Twenty Year Bond 1.200%, 09/20/2035	JPY	4,100,000	41,370
1.000%, 12/20/2035	JPY	1,500,000	14,652
0.700%, 03/20/2037	JPY	17,700,000	162,575

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

SOVEREIGN DEBT — continued
	Face Amount(1)/Shares		Value

Japan Government Two Year Bond 0.100%, 10/15/2018	JPY	18,000,000	$162,191
0.100%, 10/15/2017	JPY	2,500,000	22,453
0.100%, 11/15/2017	JPY	4,500,000	40,426
Netherlands Government Bond 3.750%, 01/15/2042 (A)	EUR	79,000	136,563
Peru Government Bond 7.840%, 08/12/2020	PEN	3,125,000	1,062,254
6.950%, 08/12/2031	PEN	1,550,000	516,069
6.900%, 08/12/2037	PEN	1,600,000	536,495
6.350%, 08/12/2028	PEN	1,026,000	327,371
6.350%, 08/12/2028 (A)	PEN	1,330,000	424,370
5.700%, 08/12/2024	PEN	1,500,000	472,832
Spain Government Bond 4.900%, 07/30/2040 (A)	EUR	24,000	35,909
4.700%, 07/30/2041 (A)	EUR	40,000	58,647
Spain Government Bond 2.900%, 10/31/2046 (A)	EUR	24,000	25,968
United Kingdom Gilt 4.750%, 12/07/2038	GBP	19,000	38,197

TOTAL SOVEREIGN DEBT (Cost $14,327,301)			14,888,778

REGISTERED INVESTMENT COMPANIES — 8.2%
Credit Suisse Floating Rate High Income Fund, Cl I		201,460	1,382,015
Lazard Global Listed Infrastructure Portfolio, Cl I		148,167	2,378,075
Matthews India Fund		244,948	7,517,461
Nuveen Symphony Floating Rate Income Fund, Cl I		7	134

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $9,787,561)			11,277,685

ASSET-BACKED SECURITIES — 2.8%
Consumer Discretionary — 1.5%
BMW Vehicle Lease Trust, Ser 2016-2, Cl A3
Callable 04/20/2019 @ $100 1.430%, 09/20/2019		1,000,000	997,019

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount(1)/Shares	Value

Consumer Discretionary — continued
Mercedes Benz Auto Lease Trust, Ser 2015-B, Cl A4
Callable 02/15/2018 @ $100 1.530%, 05/17/2021	1,000,000	$1,000,360

		1,997,379

Financials — 1.3%
Discover Card Execution Note Trust, Ser 2015-A4,
Cl A4 2.190%, 04/17/2023	1,800,000	1,813,995

TOTAL ASSET-BACKED SECURITIES (Cost $3,809,503)		3,811,374

EXCHANGE TRADED FUNDS — 1.2%
iShares MSCI Indonesia ETF	3,334	87,784
iShares Russell 1000 Value ETF	810	92,923
PowerShares Global Listed Private Equity Portfolio	121,300	1,489,564

TOTAL EXCHANGE TRADED FUNDS (Cost $1,411,628)		1,670,271

PREFERRED STOCK — 0.0%
Brazil — 0.0%
Banco Bradesco #	5,400	56,789
Braskem 3.900%	700	7,523

TOTAL PREFERRED STOCK (Cost $54,327)		64,312

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bond 8.000%, 11/15/2021	100,000	127,086
U.S. Treasury Note 2.250%, 07/31/2021	14,000	14,298
2.125%, 09/30/2021	70,000	71,080
2.125%, 12/31/2021	58,000	58,861
2.125%, 12/31/2022	88,000	88,846
2.000%, 10/31/2021	58,000	58,560
2.000%, 11/30/2022	201,000	201,730
1.875%, 10/31/2022	202,000	201,542

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount	Value

1.750%, 09/30/2022	$201,000	$199,406
1.750%, 01/31/2023	138,000	136,426
1.750%, 05/15/2023	205,000	202,077
1.625%, 06/30/2020	49,000	49,176
1.625%, 04/30/2023	93,000	91,067
1.500%, 03/31/2023	49,000	47,683
1.250%, 10/31/2021	166,000	162,265
United States Treasury Bill 0.910%, 12/07/2017 (B) (C)	1,920,000	1,908,824

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,612,447)		3,618,927

TOTAL INVESTMENTS — 75.9% (Cost $98,105,349)		$104,849,781

Percentages are based on Net Assets of $138,054,916.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2017 was $827,859 and represents 0.60% of Net Assets.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts or forward foreign currency contracts.
‡	Real Estate Investment Trust
#	Rate not available.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

EUR — Euro

GBP — British Pound

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

PEN — Peruvian Sol

S&P — Standard & Poor’s

S&P CNX Nifty — National Stock Exchange of India

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Ser — Series

SGX — Singapore Exchange Limited

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2017, are as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co., Inc.	6/21/2017	AUD	79,600	USD	60,305	$756
Morgan Stanley & Co., Inc.	6/21/2017	CAD	115,300	USD	85,703	1,169
Morgan Stanley & Co., Inc.	6/21/2017	DKK	1,120,500	USD	161,514	(3,045)
Morgan Stanley & Co., Inc.	6/21/2017	EUR	637,300	USD	684,370	(11,725)
Morgan Stanley & Co., Inc.	6/21/2017	GBP	59,100	USD	73,829	(2,836)
Morgan Stanley & Co., Inc.	6/21/2017	JPY	776,336,000	USD	6,816,026	(163,045)
Morgan Stanley & Co., Inc.	6/21/2017	USD	31,884	EUR	30,000	884
Morgan Stanley & Co., Inc.	6/21/2017	USD	36,355	GBP	29,800	2,302
Morgan Stanley & Co., Inc.	6/21/2017	USD	2,878,352	INR	194,260,000	126,309
Morgan Stanley & Co., Inc.	9/20/2017	AUD	91,200	USD	67,990	(149)
Morgan Stanley & Co., Inc.	9/20/2017	JPY	21,793,500	USD	200,012	3,240

						$(46,140)

The open futures contracts held by the Fund at April 30, 2017, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI EAFE	(30)	Jun-2017	$(104,200)
MINI MSCI Emerging Markets Index	(20)	Jun-2017	(37,756)
Russell 1000 Value Index	60	Jun-2017	(28,820)
Russell 2000 Index E-MINI	193	Jun-2017	159,202
S&P 500 Index E-MINI	(36)	Jun-2017	(21,687)
SGX S&P CNX Nifty Index	351	May-2017	4,393
TOPIX Index	(7)	Jun-2017	8,068

			$(20,800)

The following table summarizes the inputs used as of April 30, 2017, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Bermuda	$39,105	$—	$—	$39,105
Canada	426,448	—	—	426,448
France	184,568	—	—	184,568
Germany	329,882	—	—	329,882

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Hong Kong	$510,069	$—	$—	$510,069
Indonesia	7,274,536	—	—	7,274,536
Italy	230,427	—	—	230,427
Japan	17,799,660	—	—	17,799,660
Malaysia	171,604	—	—	171,604
Mexico	87,060	—	—	87,060
South Africa	230,354	—	—	230,354
South Korea	35,311	—	—	35,311
Spain	108,380	—	—	108,380
Sweden	188,322	—	—	188,322
Switzerland	72,494	—	—	72,494
Taiwan	161,978	—	—	161,978
United Kingdom	74,364	—	—	74,364
United States	41,593,872	—	—	41,593,872

Total Common Stock	69,518,434	—	—	69,518,434

Sovereign Debt	—	14,888,778	—	14,888,778
Registered Investment Companies	11,277,685	—	—	11,277,685
Asset-Backed Securities	—	3,811,374	—	3,811,374
U.S. Treasury Obligations	—	3,618,927	—	3,618,927
Exchange Traded Funds	1,670,271	—	—	1,670,271
Preferred Stock	64,312	—	—	64,312

Total Investments in Securities	$82,530,702	$22,319,079	$—	$104,849,781

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Contracts *
Unrealized Appreciation	$—	$134,660	$—	$134,660
Unrealized Depreciation	—	(180,800)	—	(180,800)
Futures Contracts *
Unrealized Appreciation	171,663	—	—	171,663
Unrealized Depreciation	(192,463)	—	—	(192,463)

Total Investments in Securities	$(20,800)	$(46,140)	$—	$(66,940)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—“ are $0.

For the six months ended April 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the six months ended April 30, 2017, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $98,105,349)	$104,849,781
Foreign Currency, at Value (Cost $240,803)	247,735
Cash	32,902,260
Dividend and Interest Receivable	470,915
Cash Pledged as Collateral for Forward Foreign Currency Contracts	220,000
Unrealized Appreciation on Forward Foreign Currency Contracts	134,660
Receivable for Investment Securities Sold	38,800
Reclaim Receivable	27,851
Receivable for Capital Shares Sold	13,760
Other Prepaid Expenses	24,533

Total Assets	138,930,295

Liabilities:
Variation Margin Payable	380,972
Payable for Investment Securities Purchased	214,517
Unrealized Depreciation on Forward Foreign Currency Contracts	180,800
Payable due to Administrator	13,503
Payable for Capital Shares Redeemed	13,357
Chief Compliance Officer Fees Payable	2,312
Payable due to Trustees	975
Payable due to Investment Adviser	733
Unrealized Depreciation on Foreign Spot Currency Contracts	637
Other Accrued Expenses and Other Payables	67,573

Total Liabilities	875,379

Net Assets	$138,054,916

NET ASSETS CONSIST OF:
Paid-in Capital	$129,316,588
Undistributed Net Investment Income	607,271
Accumulated Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,448,884
Net Unrealized Appreciation on Investments	6,744,432
Net Unrealized Depreciation on Futures Contracts	(20,800)
Net Unrealized Depreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(41,459)

Net Assets	$138,054,916

Institutional Shares:
Net Assets	$137,944,073
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	12,758,041
Net Asset Value, Offering and Redemption Price Per Share	$10.81

Investor Servicing Shares:
Net Assets	$110,843
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	10,238
Net Asset Value, Offering and Redemption Price Per Share	$10.83

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)
Investment Income:
Dividends	$717,583
Interest	913,725
Less: Foreign Taxes Withheld	(60,315)

Total Investment Income	1,570,993

Expenses:
Investment Advisory Fees	487,273
Administration Fees	78,322
Trustees’ Fees	6,910
Chief Compliance Officer Fees	2,753
Custodian Fees	76,855
Transfer Agent Fees	24,229
Legal Fees	22,708
Offering Costs (Note 2)	22,482
Registration and Filing Fees	16,848
Printing Fees	13,659
Audit Fees	11,944
Other Expenses	41,568

Total Expenses	805,551

Less:
Waiver of Investment Advisory Fees	(480,941)

Net Expenses	324,610

Net Investment Income	1,246,383

Net Realized Gain (Loss) on:
Investments	(714,312)
Futures Contracts	2,122,589
Forward Contracts and Foreign Currency Transactions	313,061

Net Realized Gain	1,721,338

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	4,772,113
Futures Contracts	(184,780)
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(145,685)

Net Change in Unrealized Appreciation (Depreciation)	4,441,648

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Contracts and Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	6,162,986

Net Increase in Net Assets Resulting from Operations	$7,409,369

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016*
Operations:
Net Investment Income	$1,246,383	$1,139,502
Net Realized Gain on Investments, Futures Contracts and Foreign Currency Transactions	1,721,338	1,066,346
Net Change in Unrealized Appreciation on Investments, Futures Contracts Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	4,441,648	2,240,525

Net Increase in Net Assets Resulting From Operations	7,409,369	4,446,373

Dividends and Distributions:
Net Investment Income:
Institutional Shares	(1,726,220)	—
Investor Servicing Shares	(1,303)	—
Net Realized Gains:
Institutional Shares	(1,388,838)	—
Investor Servicing Shares	(1,053)	—

Total Dividends and Distributions	(3,117,414)	—

Capital Share Transactions:
Institutional Shares
Issued	43,488,502	108,435,930
Reinvestment of Distributions	3,115,058	—
Redeemed	(14,721,477)	(11,103,881)

Net Institutional Shares Transactions	31,882,083	97,332,049

Investor Servicing Shares
Issued	—	100,100
Reinvestment of Distributions	2,356	—

Net Investor Servicing Shares Transactions	2,356	100,100

Net Increase in Net Assets From Capital Share Transactions	31,884,439	97,432,149

Total Increase in Net Assets	36,176,394	101,878,522

Net Assets:
Beginning of Period	101,878,522	—

End of Period (including Undistributed Net Investment Income of $607,271 and $1,088,411, respectively)	$138,054,916	$101,878,522

*	Commenced operations on March 2, 2016.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016*
Shares Transactions:
Institutional Shares
Issued	4,197,542	10,746,149
Reinvestment of Distributions	302,047	—
Redeemed	(1,422,860)	(1,064,837)

Total Institutional Shares Transactions	3,076,729	9,681,312

Investor Servicing Shares
Issued	—	10,010
Reinvestment of Distributions	228	—

Total Investor Servicing Shares Transactions	228	10,010

Net Increase in Shares Outstanding From Share Transactions	3,076,957	9,691,322

*	Commenced operations on March 2, 2016.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Institutional Shares

	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.51	$10.00

Income from Investment Operations:
Net Investment Income*	0.10	0.14
Net Realized and Unrealized Gain	0.44	0.37

Total from Investment Operations	0.54	0.51

Dividends and Distributions:
Net Investment Income	(0.13)	—
Net Realized Gains	(0.11)	—

Total Dividends and Distributions	(0.24)	—

Net Asset Value, End of Period	$10.81	$10.51

Total Return†	5.20%	5.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$137,944	$101,773
Ratio of Expenses to Average Net Assets	0.50%††	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.24%††	1.48%††
Ratio of Net Investment Loss to Average Net Assets	1.92%††	2.10%††
Portfolio Turnover Rate‡	77%	90%

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period

	Investor Servicing Shares

	Six Months Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period	$10.53	$10.00

Income from Investment Operations:
Net Investment Income*	0.10	0.14
Net Realized and Unrealized Gain	0.44	0.39

Total from Investment Operations	0.54	0.53

Dividends and Distributions:
Net Investment Income	(0.13)	—
Net Realized Gains	(0.11)	—

Total Dividends and Distributions	(0.24)	—

Net Asset Value, End of Period	$10.83	$10.53

Total Return†	5.19%	5.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$111	$106
Ratio of Expenses to Average Net Assets	0.50%††	0.50%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.24%††	1.48%††
Ratio of Net Investment Loss to Average Net Assets	1.91%††	2.08%††
Portfolio Turnover Rate‡	77%	90%

(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek absolute return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2017, if applicable.

For the six months ended April 30, 2017, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$1,532,344
Average Monthly Notional Contracts Sold	$6,248,985

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2017. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2017.

For the six months ended April 30, 2017, the average notional amount of futures contracts held were as follows:

Average Monthly Notional Balance Long	$24,006,000
Average Monthly Notional Balance Short	$9,668,447

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2017, the offering costs have been fully amortized.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2017, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	$171,663	*	Net Assets — Unrealized depreciation on futures contracts	$192,463	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	134,660	*	Net Assets — Unrealized depreciation on forward foreign currency contracts	180,800	*

Total Derivatives not accounted for as hedging instruments		$306,323			$373,263

*	Includes cumulative appreciation (depreciation) of futures and forward contacts as reported in the Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

The effective of derivative instruments on the Statement of Operations for the six months ended April 30, 2017, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$306,505	$150,207	$456,712
Equity contracts	1,332,000	—	1,332,000
Interest rate contracts	484,084	—	484,084

Total	$2,122,589	$150,207	$2,272,796

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(223,230)	$(129,039)	$(352,269)
Equity contracts	153,072	—	153,072
Interest rate contracts	(114,622)	—	(114,622)

Total	$(184,780)	$(129,039)	$(313,819)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of April 30, 2017:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount
	Forward Foreign Currency Contracts
Morgan Stanley & Co., Inc.	$134,660	$(180,800)	$(46,140)	$220,000	$173,860

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $78,322 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until February 28, 2018

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

(the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of April 30, 2017, the fees which were previously waived and/or reimbursed by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived, to the Adviser were $104,262 and $907,708 expiring in 2019 and 2020, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2017, were as follows:

Purchases
U.S. Government	$4,561,271
Other	89,224,988

Sales
U.S. Government	$5,002,363
Other	70,420,231

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

There were no tax character of dividends or distributions declared during the period ended October 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

As of October 31, 2016 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,710,939
Undistributed Long-Term Capital Gains	46,622
Unrealized Appreciation	2,101,665
Other Temporary Differences	(412,853)

Total Accumulated Losses	$4,446,373

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$98,105,349	$8,229,823	$(1,485,391)	$6,744,432

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options or swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Company Risk — Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Foreign Sovereign Debt Securities Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Preferred Stocks Risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

U.S. Government Securities Risk — The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

11. Other:

At April 30, 2017, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	5	82%
Investor Servicing Shares	1	100%

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2017.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2016 to April 30, 2017.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund — Institutional
Actual Portfolio Return	$1,000.00	$1,052.00	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51
PineBridge Dynamic Asset Allocation Fund — Investor Servicing
Actual Portfolio Return	$1,000.00	$1,051.90	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by181/365 (to reflect the one-half year period shown).

PineBridge Dynamic Asset Allocation Fund

P.O. Box 588

Portland, ME 04112

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017